Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net income	$ 11,722	$ 15,678	$ 123,088
Other comp. income (loss) net of tax:
Unrealized gain (loss) on investments available for sale, net of income tax effect of ($145), $602 and ($275)	(391)	1,624	(739)
Minimum pension liability, net of income tax effect of $53, $0 and $0	143	0	0
Comprehensive income	11,474	17,302	122,349
Less comp. income attributable to noncontrolling interest	(993)	(499)	(1,384)
Comprehensive income attributable to the Company	$ 12,467	$ 17,801	$ 123,733